Average Annual Total Returns - Artisan Sustainable Emerging Markets Fund	Investor 1-Year	Investor 5-Year	Investor 10-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions 10-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Since Inception	Institutional Inception Date	Institutional MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	20.95%	14.84%	3.01%	6.11%	Jun. 26, 2006	20.54%	14.61%	2.80%	5.81%	12.60%	11.92%	2.32%	4.93%	18.31%	12.81%	3.63%	6.80%	20.76%	14.75%	2.85%	1.93%	Jun. 02, 2008	18.31%	12.81%	3.63%	2.97%